UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number File No. 811-1144
THE FINANCE COMPANY OF PENNSYLVANIA
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip Code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code 215-351-4778
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

ITEM 1.  Reports to Stockholders.

The Report to Stockholders is attached herewith.

The Finance Company of Pennsylvania
Founded 1871

SEMI-ANNUAL REPORT
June 30, 2010
(Unaudited)

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

BOARD OF DIRECTORS
Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott
Herbert S. Riband, Jr.	Peter Bedell

OFFICERS
Charles E. Mather III, President
Herbert S. Riband, Jr., Secretary-Treasurer
Doranne H. Case, Asst. Secretary-Treasurer
Geralyn McConnell, Assistant Secretary
Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106
August 2, 2010

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 29, 2010, Herbert S. Riband, Jr. and Peter Bedell were elected Directors, each for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

This has been a volatile market year, to say the least. Your Board continues to carefully monitor your investments in these difficult times.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2010 and held through June 30, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	1/1/10	6/30/10	1/1/10 - 6/30/10

Actual Return	$1,000.00	$965.68	$3.32
Hypothetical 5% Return	$1,000.00	$1,021.62	$3.42

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.35%, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2010
(Unaudited)

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	82.97%
Bonds	12.78%
Short Term Investments	3.99%
Other assets in excess of liabilities	0.26%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage

Banking, Insurance and Financial; Holding Companies	23.83%
Petroleum and Mining	13.94%
Manufacturing and Diversified	8.62%
International	8.31%
Services	7.31%
Technology	5.01%
Consumer Products	4.75%
Diversified Holding	4.73%
Healthcare	4.22%
Advertising and Communications	2.26%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	20.04%
Exxon Mobil Corp.	13.11%
Pennsylvania Warehousing and	4.73%
Harbor International Funds	4.06%
Artisan International Funds	2.96%
Johnson and Johnson	1.53%
American Express Co.	1.39%
Berkshire Hathaway B	1.31%
Vanguard Emerging Mkts. ETF	1.30%
Colgate Palmolive Co.	1.28%

Total	51.71%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010
(Unaudited)

ASSETS

Investments at fair value — unaffiliated (Note 1):
Short Term Investments (identified cost $1,942,614)	$1,942,614
Bonds (identified cost $6,012,176)	6,218,945
Common Stocks & Mutual Funds (identified cost $18,870,075)	38,075,588
Investments at fair value — affiliated (Note 2):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,301,408

Total Investments	48,538,555
Cash	74,604
Accrued interest and dividends receivable	111,984
Prepaid expenses	9,263
Other assets	9,233

Total	48,743,639

LIABILITIES
Accrued expenses and taxes (Note 1)	67,304
Dividends Payable	9,451

Total	76,755

NET ASSETS	$48,666,884

COMPONENTS OF NET ASSETS
Paid in Capital	$17,105,181
Accumulated Undistributed Net Investment Income	—
Net Accumulated Realized Gain on Investments and Written Options	9,919,412
Net Unrealized Appreciation on Investments	21,642,291

Net assets equivalent to $1,071.58 per share on shares of 45,416, $10 par value capital stock outstanding at June 30,
2010 (authorized 232,000 shares)	$48,666,884

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2010

SHORT TERM SECURITIES — 3.99%

Number of		Identified	Fair Value
Shares		Cost	(Note 1)

689,260	Blackrock Fed Fund No. 30	$689,260	$689,260
1,779	Blackrock Fed. Sec. Fund No. 11	1,779	1,779
1,241,268	PNCGIS Money Market Funds	1,241,268	1,241,268
10,307	Vanguard Money Market Fund	10,307	10,307

	Total	1,942,614	1,942,614

BONDS — 12.78%

Principal
Amount

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.25%
$145,738	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	150,949	158,009
457,255	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	463,015	495,756
100,000	U.S. Treasury Inflation Protected Security 2.5% due 1/15/2029	107,898	113,120
206,713	Government National Mortgage Association 6% due 5/15/2039	212,067	220,790
97,948	Government National Mortgage Association 6% due 4/15/2036	104,639	107,086

		1,038,568	1,094,761

	MUNICIPAL BONDS — 10.53%
25,000	Addison Alton Zero-A due 11/15/2011	23,355	23,464
300,000	Allegheny Cnty PA Hosp Dev Auth 1.16% # due 2/1/2037	224,436	230,250
40,000	Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	40,943	41,920
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	40,931	43,330
100,000	Cuyahoga Cnty OH Lhsg Rev 1.25% # due 10/1/2013	100,000	101,070
95,000	Dallas Ft.Worth Arpt 6.6% due 11/1/2012	97,948	99,760
30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	24,411	24,594

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2010

BONDS — (Continued)

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$140,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	$141,285	$133,210
225,000	Glendale Wis Cmnty Dev Auth 4.9% due 10/1/2011,	225,000	231,863
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	192,967	196,060
95,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	104,683	108,585
55,000	Los Alamos 5.15% due 7/1/2012	55,138	58,196
285,000	Massachusetts St. Housing 5.962% due 6/1/2017	285,000	298,139
135,000	Miami-Dade Cnty FL 5.2% due 10/1/2031	134,789	138,618
200,000	Montana State Board of Housing 5.5% due 12/1/2037	202,782	211,620
200,000	New Hampshire St Business 4.875% due 10/01/2035	200,000	200,020
300,000	Verizon New Jersey 8% due 6/1/2022	347,108	360,540
55,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	55,000	57,024
150,000	City of North Little Rock AR zero coupon due 07/20/2014,	122,638	121,710
245,000	Ohio Hsg. Fin. Agy. Mtg. 5.08% due 9/1/2013	243,258	261,243
40,000	Ohio Hsg. Fin. Agy. Mtg. 5.57% due 9/1/2038	40,000	40,792
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	153,805	169,365
115,000	Peoria Ill School Distr. zero coupon due 1/1/2011	112,604	114,172
225,000	Peoria Ill School Distr. zero coupon due 1/1/2011	220,312	221,108
100,000	Riverside Cnty CA Single GNMA 8.35% due 6/1/2013	115,276	120,370
150,000	Rogers County OK Hsg zero coupon due 07/15/2014	122,978	116,205

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2010

BONDS — Concluded

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$100,000	Salt Lake Cnty UT Hosp 5.4% Due 2/15/2012	$107,930	$108,620
70,000	Texas St Vets Hsg 7% due 12/01/2010	70,450	70,378
320,000	University of Oklahoma 5.6% due 7/1/2020	320,149	340,768
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	298,348
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	253,453
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	82,136
245,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	248,432	247,253

		4,973,608	5,124,184

	Total Bonds	6,012,176	6,218,945

COMMON STOCKS & MUTUAL FUNDS — 82.97%

Number
of Shares

	PETROLEUM AND MINING — 13.94%
111,806	Exxon Mobil Corp.	147,560	6,380,767
20,000	Penn Virginia Corp.	2,292	402,200

	Total	149,852	6,782,967

	BANKING, INSURANCE AND FINANCIAL HOLDING COMPANIES — 23.83%
17,100	American Express Co.	697,832	678,870
6,200	Chubb Corp	329,531	310,062
172,581	PNC Financial Services Group Inc.	104,295	9,750,827
20,000	Marsh & McLennan Companies Inc.	262,439	451,000
12,000	State Street Corp.	88,500	405,840

	Total	1,482,597	11,596,599

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2010

COMMON STOCKS & MUTUAL FUNDS — (Continued)

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

	TECHNOLOGY — 5.01%
10,800	Diebold Inc.	$358,918	$294,300
3,500	Int’l Business Machines Corp.	83,733	432,180
22,000	Microsoft Corp.	683,960	506,220
21,700	Molex Inc. Class A	418,137	335,265
20,000	Pitney Bowes Inc.	487,806	439,200
16,975	Tyco Electronics	492,359	430,826

		2,524,913	2,437,991

	SERVICES — 7.30%
14,200	Carnival Corp.	610,103	429,408
11,300	Cintas Corp.	311,743	270,861
6,600	Darden Restaurants Inc.	302,258	256,410
7,500	McDonalds Corp.	101,920	494,025
32,300	Harte Hanks Inc.	430,521	337,535
13,700	Int’l Speedway Corp.	402,340	352,912
6,700	Manpower Inc	282,614	289,306
12,400	Republic Services Inc.	372,188	368,652
6,200	United Parcel Service Class B	431,495	352,718
8,300	WalMart Stores Inc.	421,297	398,981

		3,666,479	3,550,808

	CONSUMER PRODUCTS — 4.75%
17,300	Avon Products Inc	526,855	458,450
11,000	Coca Cola Co.	9,597	551,320
7,900	Colgate Palmolive Co.	434,959	622,204
6,900	Diageo PLC Sponsored ADR	466,280	432,906
32,000	Steelcase Inc. Class A	271,469	248,000

		1,709,160	2,312,880

	MANUFACTURING AND DIVERSIFIED — 8.62%
9,200	Avery Dennison	330,437	295,596
8,800	Bemis Company	261,291	237,600
8,000	Berkshire Hathaway B*	352,582	637,520
7,600	Briggs & Stratton Corp	121,336	129,352
12,700	Dover Corp.	249,365	530,733
18,000	Dow Chemical Co.	116,338	426,960
7,600	Eaton Corp.	597,734	497,344
7,500	Emerson Electric Co.	57,084	327,675

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2010

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

22,100	General Electric Co.	$417,328	$318,682
9,100	Illinois Tool Works	474,426	375,648
6,900	Kimberly-Clark Corp.	315,999	418,347

	Total	3,293,920	4,195,457

	HEALTHCARE — 4.22%
5,000	Becton Dickinson & Co.	133,907	338,100
12,600	Johnson and Johnson	69,355	744,156
13,000	Merck & Co. Inc.	138,569	454,610
10,400	Quest Diagnostics Inc.	538,499	517,608

		880,330	2,054,474

	ADVERTISING & COMMUNICATIONS — 2.26%
20,000	Verizon Communications Inc.	170,564	560,400
26,000	Vodaphone Group PLC	602,862	537,420

		773,426	1,097,820

	INTERNATIONAL — 8.31%
81,558	Artisan International Funds	1,775,000	1,439,492
40,818	Harbor International Funds	1,865,000	1,976,390
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	630,710

		4,389,398	4,046,592

	DIVERSIFIED HOLDING — 4.73%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 2)	71,399	2,301,408

	Total Common Stocks	18,941,474	40,376,996

	Total Investments — 99.74%	$26,896,264	48,538,555

	Other assets in excess of liabilities — 0.26%		128,329

	NET ASSETS — 100%		$48,666,884

* Non-income producing.

# – Variable rate security, rate disclosed is as of 6/30/2010

ADR – American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010
(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$395,606
Dividends from affiliates (Note 3)	36,600
Interest	149,694

Total	581,900

Expenses:
Accounting	31,472
Compensation	82,500
Compliance fees	25,927
Custodian	12,543
Directors’ fees	32,750
Insurance	14,026
Investment advisory fees (Note 9)	58,284
Printing and postage	12,751
Professional fees	48,239
Other office and administrative	27,981

Total	346,473

Net investment income	235,427

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investment transactions	3,096,345
In-kind transfers (Note 5)	436,484
Written options	16,588

Net realized gain	3,549,417

Net change in unrealized appreciation/depreciation on:
Investments	(5,290,147)
Investments in affiliate	98,820
Written options	9,430

Net change in unrealized appreciation/depreciation	(5,181,897)

Net realized and unrealized gain on investments	(1,632,480)

Net decrease in net assets resulting from operations	$(1,397,053)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2010 and
the Year Ended December 31, 2009
(Unaudited)

	2010	2009

Increase (Decrease) in Net Assets from:
Operations:
Net investment Income	$235,427	$775,985
Net realized gain on investments	3,549,417	1,837,186
Increase (Decrease) in net unrealized appreciation on investments	(5,181,897)	2,591,621
Capital gains tax payable on behalf of shareholders (Note 1)	—	—

Net increase (decrease) in net assets resulting from operations	(1,397,053)	5,204,792
Undistributed investment income included in price of shares redeemed	(2,214)	(10,227)
Realized (gain)/loss from security transactions Included in price of shares redeemed	(2,682)	4,895
Dividends to shareholders from net investment income	(233,585)	(765,583)
Dividends to shareholders from short-term capital gains	(84,723)	(1,874,552)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(439,896)	(480,427)

Total increase (decrease) in net assets	(2,160,153)	2,078,898
Net Assets:
Beginning of year	50,827,037	48,748,139

End of year [including undistributed net investment income of $0 and $372 respectively]	$48,666,884	$50,827,037

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2010

1. SIGNIFICANT ACCOUNTING POLICIES
The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 388 shares of capital stock redeemed during the six months ended June 30, 2010.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
Equity securities that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2010, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes
No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for

NOTES TO FINANCIAL STATEMENTS — Continued

shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bond Maturity Dates
Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.

Investing in Government Sponsored Agency Securities
The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a

NOTES TO FINANCIAL STATEMENTS — Continued

similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Security Transactions, Investment Income, and Realized Gain/Loss
Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2. FAIR VALUE MEASUREMENT
In accordance with FASB ASC 820-10, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies.

NOTES TO FINANCIAL STATEMENTS — Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Company’s investments carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Price	Inputs	Inputs	Total Value

Assets
Investments in securities Common stock	$34,028,996	$—	$2,301,408	$36,330,404
U.S. government and agency obligations	—	1,094,761	—	1,094,761
Municipal bonds	—	5,124,184	—	5,124,184
Mutual funds	4,046,592	—	—	4,046,592
Short-term investments	1,942,614	—	—	1,942,614

Total	$40,018,202	$6,218,945	$2,301,408	$48,538,555

*	See Portfolio of Investments for values by industry classification.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2010 were as follows:

Common
Stock

Beginning Balance, 12/31/2009	$2,202,588
Net Purchases / (Sales)	—
Total Unrealized Gain	98,820

Ending Balance, 6/30/2010	$2,301,408

3. NON-MARKETABLE SECURITY OF AFFILIATE
There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

NOTES TO FINANCIAL STATEMENTS — Continued

For the
Six Months Ended
		June 30, 2010			June 30, 2010
		Percent	Identified	Fair	Dividend
Shares		Owned	Cost	Value	Income

732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,301,408	$36,600

4. DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows. Information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for under, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk
Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for

NOTES TO FINANCIAL STATEMENTS — Continued

listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts
The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2010 the Company has no written covered calls.

Transactions in written covered calls for the six months ended June 30, 2010 were as follows:

	Shares	Premium

Outstanding at December 31, 2009	77,700	$254,390
Covered Calls written during the period	—	—
Covered Calls exercised during the period	(53,400)	(189,003)
Covered Calls expired during the period	(14,300)	(16,588)
Covered Calls closed during the period	(10,000)	(48,799)

Outstanding at June 30, 2010	—	$—

As of June 30, 2010 the Company does not hold any derivative instruments.

The following is a summary of the effect of derivative instruments on the statement of operations for the year ended June 30, 2010.

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain on Derivatives	Depreciation on Derivatives
Derivative Type	Derivatives Recognized in Income	Recognized in Income	Recognized in Income

Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	$33,986	($9,430)

NOTES TO FINANCIAL STATEMENTS — Continued

5. PURCHASES AND SALES OF SECURITIES
The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the year ended June 30, 2010 were:

	Historical
	Cost of	Proceeds from	Cost of
	Investments	Sales and	Securities Sold
	Purchased	Maturities	and Maturities

Common Stocks and mutual funds	$14,380,740	$16,578,330	$13,530,087
U.S. Government & Agency Obligations	—	—	—
Municipal Bonds	292,666	321,488	321,819

Total	$14,673,406	$16,899,818	$13,851,906

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2010, the Company distributed common stock with fair value of $441,088 and cost of $4,604. The related gain of $436,484 has been disclosed in the Company’s Statement of Operations.

6. DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the	For the Year
	Six Months Ended	Ended
	June 30, 2010	December 31, 2009

Distributions paid from Ordinary Income	$318,308	$2,640,135

NOTES TO FINANCIAL STATEMENTS — Continued

7. TAX MATTERS
For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2010 was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$26,896,264	$23,669,709	$(2,027,418)	$21,642,291

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2010, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2007 through December 31, 2009.

8. LEASE
The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $17,831.

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2010
Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $32,750. The compensation of Officers of the Company, who are also employees of the Company, amounted to $82,500.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $48,871 for their services during the six months ended June 30, 2010.

NOTES TO FINANCIAL STATEMENTS — Concluded

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,413 for their services during the six months ended June 30, 2010.

10. INTEREST RATE RISK
The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11. NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”) Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years). The impact on the Company’s financial statement disclosures, if any, is currently being assessed.

12. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months
	Ended
	June 30, 2010	Years Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005

Investment Income	$12.81	$31.13	$41.84	$42.43	$41.58	$35.65
Expenses	7.63	14.19	15.27	16.47	14.14	12.11

Net Investment Income	5.18	16.94	26.57	25.96	27.44	23.54
Dividends from net investment income	(5.13)	(16.65)	(26.32)	(25.54)	(27.16)	(22.21)
Dividends from short term capital gains	(1.87)	(40.93)	(5.53)	(22.75)	(16.85)	(7.24)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	(36.26)	96.86	(356.12)	36.84	189.55	34.98

Net increase (decrease) in net assets value	(38.08)	56.22	(361.40)	14.51	172.98	29.07
Net assets value:
Beginning of year	1,109.66	1,053.44	1,414.84	1,400.33	1,227.35	1,198.28

End of year	$1,071.58	$1,109.66	$1,053.44	$1,414.84	$1,400.33	$1,227.35

Net Assets at end of Period (in millions)	$48.7	$50.8	$48.7	$66.9	$66.9	$59.6
Annual ratio of expenses to average net assets	1.35%	1.38%	1.16%	1.22%*	1.05%	1.02%
Annual ratio of net investment income to average net assets	0.92%	1.65%	2.02%	1.92%	2.03%	1.98%
Annual portfolio turnover rate	58.63%	37.53%	16.49%	18.10%	18.94%	18.61%
Annual Total Investment Return	(5.60%)	10.80%	(23.43%)	4.49%	17.68%	4.88%
Number of shares outstanding at end of period in thousands	45	46	46	47	48	49

*	Net of 0.04% of expenses reimbursed

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2010
(Unaudited)

PURCHASES

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2010
	Number of Shares

American Express	9,700	17,100
Avery Dennison	14,200	9,200
Avon Products Inc.	7,100	17,300
Bemis Company	11,600	8,800
Carnival Corp.	42,600	14,200
Chubb Corp	12,400	6,200
Cintas Corp	11,300	11,300
Darden Restaurants Inc.	19,800	6,600
Dover Corp	5,800	12,700
Diageo PLC Sponsored ADR	5,900	6,900
Diebold Inc.	21,600	10,800
Eaton Corp.	22,800	7,600
General Electric Co.	17,500	22,100
Harte Hanks Inc.	14,300	32,300
Illinois Tool Works	18,200	9,100
Int’l Speedway Corp.	13,800	13,700
Manpower Inc.	6,700	6,700
Microsoft Corp.	44,000	22,000
Molex Inc Class A	43,400	21,700
Republic Services Inc.	20,800	12,400
Steelcase Inc Class A	64,000	32,000
Tyco Electronics	9,200	16,975
Tyco Int’l Ltd.	8,100	—
United Parcel Service Class B	6,200	6,200
Vanguard Emerging Markets ETF	1,330	16,602

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2010
(Unaudited)

SALES

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2010
	Number of Shares

American Express	9,700	17,100
Avery Dennison	14,200	9,200
Bemis Company	11,600	8,800
Briggs & Stratton Corp	16,800	7,600
Carnival Corp.	42,600	14,200
Chubb Corp	12,400	6,200
Coca Cola Co.	7,000	11,000
Darden Restaurants Inc.	13,200	6,600
Dover Corp	5,800	12,700
Diageo PLC Sponsored ADR	2,900	6,900
Diebold Inc.	21,600	10,800
Eaton Corp.	22,800	7,600
General Electric Co.	35,000	22,100
Harte Hanks Inc	14,300	32,300
Illinois Tool Works	18,200	9,100
Int’l Speedway Corp	10,000	13,700
Manpower Inc.	7,500	6,700
Microsoft Corp.	44,000	22,000
Molex Inc Class A	43,400	21,700
PNC Financial Services Group Inc.	20,000	172,581
Republic Services Inc.	20,800	12,400
Steelcase Inc Class A	64,000	32,000
Tyco Electronics	9,200	16,975
Tyco Int’l Ltd.	16,200	—
United Parcel Service Class B	6,200	6,200

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2010
(Unaudited)

PURCHASES

BONDS

	Changes	Balance
	During	June 30,
	the Period	2010
	Number of Units

Cuyahoga Cnty OH Lhsg Rev Var% due 10/1/2013	100,000	100,000
Goldman Sachs Group Inc. 5.375% due 3/15/2020	200,000	200,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2010
(Unaudited)

CALLS

BONDS

	Changes	Balance
	During	June 30,
	the Period	2010
	Number of Units

Government National Mortg Assoc 6% due 4/15/2036	26,010	97,948
Government National Mortg Assoc 5% due 5/15/2039	28,425	206,713
Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	15,000	40,000
Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	45,000	140,000
Massachusetts St. Housing 5.962% due 6/1/2017	15,000	285,000
Montana State Board of Housing 5.5% due 12/1/2037	30,000	200,000
Ohio Hsg. Fin. Agy. Mtg. 5.57% due 9/1/2038	150,000	40,000
Texas St Vets Hsg 7% due 12/01/2010	65,000	70,000
U.S. Federal Home Loan Mortgage 6% due 8/1/2019	23,273	457,255
U.S. Federal Home Loan Mortgage 6% due 7/1/2019	5,974	145,738

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Term of
	Office and		Other Directorships Held by
	Length of	Principal Occupation(s)	Director or Nominee for
Name, Address[1], Position(s) Held with the Company, and Age	Time Served	During Past 5 Years	Director

Interested Directors[2]
Charles E. Mather III Director and President Age: 75	2011 29 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 73	2013 16 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 57	2012 20 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 74	2012 14 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.

Peter Bedell Director Age: 72	2013 5 years	Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

*  *  *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL
SHAREHOLDERS MEETING

Of 45,529 shares of common stock of the company outstanding and entitled to vote, a total of 39,244 were represented either in person or by proxy at the annual shareholders meeting held on April 29, 2010.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 29, 2010, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15© of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders states that it continues to be a financially sound entity. Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.